Common shares	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Common shares	Common shares
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. We initially reserved a total of 500,000 common shares for issuance under the 2013 Equity Incentive Plan which was increased by an aggregate of 8,690,893 common shares through December 31, 2023 and subsequently amended as follows:
•In February 2024, we reserved an additional 1,463,294 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In March and September 2025, we reserved an additional 1,089,407 and 748,000 common shares, respectively, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
Under the terms of the 2013 Equity Incentive Plan, stock options and stock appreciation rights granted under the 2013 Equity Incentive Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Following the vesting of a restricted stock unit, the award recipient will be paid an amount equal to the number of vested restricted stock units multiplied by the fair market value of a common share on the date of vesting, which payment may be paid in the form of cash or common shares or a combination of both, as determined by the plan administrator. The plan administrator may grant dividend equivalents with respect to grants of restricted stock units.
Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the 2013 Equity Incentive Plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.
Our Board of Directors may amend or terminate the 2013 Equity Incentive Plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our Board of Directors, the 2013 Equity Incentive Plan was scheduled to expire ten years from the date the plan was initially adopted. In April 2023, our Board of Directors extended the term of 2013 Equity Incentive Plan to April 2033.
The following paragraphs summarize our grants of restricted stock during the years ended December 31, 2025, 2024, and 2023. The vesting periods of these grants are determined by the plan administrator and generally range from one to five years. Additionally, vesting of these grants is generally subject to a grantee's continued employment with the Company through the vesting date unless the grantee is terminated without cause or due to the grantee's death or disability.
During the year ended December 31, 2023, we issued an aggregate of 1,817,750 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuance dates was $55.57 and $55.89 per share, with a weighted average cost of $55.61. The vesting schedule for these restricted shares for employees and SSH employees is (i) one-third of the shares vested on September 2, 2025, (ii) one-third of the shares vest on September 1, 2026, and (iii) one-third of the shares vest on September 1, 2027. The vesting schedule for these restricted shares for independent directors is (i) one-third of the shares vested on April 1, 2024 (ii) one-third of the shares vested on December 2, 2024, and (iii) one-third of the shares vested on December 2, 2025.
During the year ended December 31, 2024, we issued an aggregate of 1,472,800 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuance dates was $71.40, $72.59, $70.82, and $47.40 per share, with a weighted average cost of $71.49. The vesting schedule for these restricted shares for employees and SSH employees is (i) one-third of the shares vest on September 1, 2026, (ii) one-third of the shares vest on September 1, 2027, and (iii) one-third of the shares vest on September 1, 2028. The vesting schedule for these restricted shares for independent directors is (i) one-third of the shares vested on April 7, 2025 (ii) one-third of the shares vested on December 2, 2025, and (iii) one-third of the shares vest on December 1, 2026.
During the year ended December 31, 2025, we issued an aggregate of 1,847,748 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuance dates was $34.40, $40.17, and $58.49 per share, with a weighted average cost of $44.79 per share. The vesting schedule for 1,062,248 restricted shares for employees and SSH employees is (i) one-third of the shares vest on September 1, 2027, (ii) one-third of the shares vest on September 1, 2028, and (iii) one-third of the shares vest on August 31, 2029. The vesting schedule for 748,000 restricted shares for employees is (i) one-third of the shares vest on September 1, 2028, (ii) one-third of the shares vest on September 1, 2029, and (iii) one-third of the shares vest on August 31, 2030. The vesting schedule for 37,500 restricted shares issued to independent directors is (i) one-third of the shares vest on April 7, 2026 (ii) one-third of the shares vest on December 2, 2026, and (iii) one-third of the shares vest on December 1, 2027.
There were 1,500 shares eligible for issuance under the 2013 Equity Incentive Plan as of December 31, 2025.
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2025 and 2024:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2023	3,231,060	$38.57
Granted	1,472,800	71.49
Vested	(905,643)	27.4
Forfeited	(4,334)	69.38
Outstanding and non-vested, December 31, 2024	3,793,883	$53.98
Granted	1,847,748	44.79
Vested	(1,042,307)	39.95
Forfeited	(1,500)	56.22
Outstanding and non-vested, December 31, 2025	4,597,824	$53.46
Compensation expense is recognized ratably over the vesting periods for each tranche using the straight-line method.
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2026	$62,772	$847	$63,619
For the year ending December 31, 2027	40,011	149	40,160
For the year ending December 31, 2028	20,419	—	20,419
For the year ending December 31, 2029	7,333	—	7,333
For the year ending December 31, 2030	1,964	—	1,964
	$132,499	$996	$133,495
 Dividend Payments
The following dividends were paid during the years ended December 31, 2025, 2024, and 2023.

Dividends	Date
per share	Paid
$0.20	March 31, 2023
$0.25	June 30, 2023
$0.25	September 15, 2023
$0.35	December 15, 2023
$0.40	March 27, 2024
$0.40	June 28, 2024
$0.40	September 13, 2024
$0.40	December 13, 2024
$0.40	March 21, 2025
$0.40	June 16, 2025
$0.40	August 29, 2025
$0.42	December 5, 2025
2022 $250 Million Securities Repurchase Program
From January 1, 2023 through February 15, 2023, we repurchased an aggregate of 1,891,303 of our common shares in the open market at an average price of $50.27 per share under the 2022 $250 Million Securities Repurchase Program.
2023 Securities Repurchase Program
During the year ended December 31, 2023, we purchased 8,069,020 of our common shares in the open market at an average price of $48.90 per share under our Board of Directors authorized securities repurchase programs.
During the year ended December 31, 2024, we purchased 4,653,189 of our common shares in the open market at an average price of $72.12 per share under our Board of Directors authorized securities repurchase programs. In July 2024, our Board of Directors replenished and increased the previously authorized repurchase program (the "2023 Securities Repurchase Program") to purchase up to an aggregate of $400 million of the Company’s securities which, in addition to common shares also consist of unsecured senior notes. Shares purchases during the year ended December 31, 2024 occurred prior to and subsequent to the July 2024 replenishment.
During the year ended December 31, 2025, we repurchased 6,500 of our common shares at an average price of $47.51 per share under the 2023 Securities Repurchase Program.
We had $173.4 million remaining under our 2023 Securities Repurchase Program as of December 31, 2025. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
Shares outstanding
We currently have 175,000,000 registered shares authorized of which 150,000,000 are designated as common shares with a par value of $0.01 and 25,000,000 are designated as preferred shares with a par value of $0.01.
As of December 31, 2025, we had 51,762,790 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.
There were 26,049,209 and 26,042,709 common shares held in treasury at December 31, 2025 and 2024, respectively.